Schedule IV Loans Held for Investment (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended			12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Conventional Mortgage Loan [Member]	Dec. 31, 2013 Corporate Credit Notes [Member]	Dec. 31, 2013 Bank of America, Mt. Airy, MD [Member] Conventional Mortgage Loan [Member]	Dec. 31, 2013 CVS Caremark Corporation, Evansville, IN [Member] Conventional Mortgage Loan [Member]	Dec. 31, 2013 CVS Caremark Corporation, Greensboro, GA [Member] Conventional Mortgage Loan [Member]	Dec. 31, 2013 CVS Caremark Corporation, Shelby Twp, MI [Member] Conventional Mortgage Loan [Member]	Dec. 31, 2013 Koninilijke Ahold N.V, Bensalem, PA [Member] Conventional Mortgage Loan [Member]	Dec. 31, 2013 Lowes Companies, Inc. Framingham, MA [Member] Conventional Mortgage Loan [Member]	Dec. 31, 2013 Walgreen Co. Dallas, Tx [Member] Conventional Mortgage Loan [Member]	Dec. 31, 2013 Walgreen Co. Nacogdoches, TX [Member] Conventional Mortgage Loan [Member]	Dec. 31, 2013 Walgreen Co. Rosemead, CA [Member] Conventional Mortgage Loan [Member]	Dec. 31, 2013 Federal Express Corporation, Bellingham, WA [Member] Corporate Credit Notes [Member]	Dec. 31, 2013 Lowes Companies, Inc. N. Windham ME [Member] Corporate Credit Notes [Member]	Dec. 31, 2013 Walgreen Co. Jefferson City, TN [Member] Corporate Credit Notes [Member]
Mortgage Loans on Real Estate [Line Items]
Interest Rate				6.42%	6.22%	6.52%	5.98%	7.24%		6.46%	6.80%	6.26%	5.78%	5.28%	5.49%
Face Amount of Mortgages	$ 27,831	$ 27,354	$ 477	$ 2,973	$ 2,932	$ 1,133	$ 2,237	$ 2,083	$ 5,692	$ 2,851	$ 3,084	$ 4,369	$ 81	$ 256	$ 140
Carrying Amount of Mortgages	26,279	25,792	487	3,329	3,268	1,289	2,443	2,384	1,399	3,231	3,561	4,888	83	261	143
Principal Amount of Loans Subject to Delinquent Principal or Interest	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance - November 5, 2013	26,457
New Loan Investments	0
Principal received	(164)
Allowance for loan losses	0
Amortization of unearned discounts and premiums	(14)
Balance - December 31, 2013	$ 26,279